SCHEDULE OF COMPONENTS OF BASIC AND DILUTED EARNINGS PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net (loss) income attributable to the Company	$ (7,081,647)	$ (9,924,859)	$ (17,694,775)	[1]
Weighted average outstanding ordinary shares-Basic	15,582,501	12,962,452	7,373,347	[1]
-dilutive effect of stock options- employees				[1]
-dilutive effect of stock options- nonemployees				[1]
Weighted average outstanding ordinary shares-Diluted	15,582,501	12,962,452	7,373,347	[1]
Basic	$ (0.45)	$ (0.77)	$ (2.40)	[1]
Diluted	(0.45)	(0.77)	(2.40)	[1]
Basic	(0.04)	(0.91)	(2.49)
Diluted	$ (0.04)	$ (0.91)	$ (2.49)
Continuing Operations [Member]
Net (loss) income attributable to the Company	$ (582,371)	$ (11,762,485)	$ (17,694,775)	[1]
Weighted average outstanding ordinary shares-Basic	15,582,501	12,962,452	7,373,347	[1]
-dilutive effect of stock options- employees				[1]
-dilutive effect of stock options- nonemployees				[1]
Weighted average outstanding ordinary shares-Diluted	15,582,501	12,962,452	7,373,347	[1]
Basic	$ (0.04)	$ (0.91)	$ (2.40)	[1]
Diluted	$ (0.04)	$ (0.91)	$ (2.40)	[1]
Discontinued Operations [Member]
Net (loss) income attributable to the Company	$ (6,499,276)	$ 1,837,626		[1]
Weighted average outstanding ordinary shares-Basic	15,582,501	12,962,452	7,373,347	[1]
-dilutive effect of stock options- employees				[1]
-dilutive effect of stock options- nonemployees				[1]
Weighted average outstanding ordinary shares-Diluted	15,582,501	12,962,452	7,373,347	[1]
Basic	$ (0.41)	$ 0.14		[1]
Diluted	$ (0.41)	$ 0.14		[1]

[1]	On July 30, 2020, the Company implemented a one-for-six reverse stock split of the Company’s issued and outstanding ordinary shares. Except shares authorized, all share and per share information has been retroactively adjusted to give effect to the reverse stock split for all periods presented, unless otherwise indicated.